Shareholder Report, Holdings (Details) - C000148680	Oct. 31, 2024
Texas
Holdings [Line Items]
Percent of Total Investments	11.50%
Iowa
Holdings [Line Items]
Percent of Total Investments	8.90%
New York
Holdings [Line Items]
Percent of Total Investments	7.70%
Tennessee
Holdings [Line Items]
Percent of Total Investments	7.20%
New Jersey
Holdings [Line Items]
Percent of Total Investments	5.80%
Alabama
Holdings [Line Items]
Percent of Total Investments	5.70%
Louisiana
Holdings [Line Items]
Percent of Total Investments	5.30%
Illinois
Holdings [Line Items]
Percent of Total Investments	3.90%
Wisconsin
Holdings [Line Items]
Percent of Total Investments	3.90%
Kentucky
Holdings [Line Items]
Percent of Total Investments	3.70%
AAA
Holdings [Line Items]
Percent of Total Investments	3.30%
AA+
Holdings [Line Items]
Percent of Total Investments	26.50%
AA
Holdings [Line Items]
Percent of Total Investments	7.20%
AA-
Holdings [Line Items]
Percent of Total Investments	5.10%
A+
Holdings [Line Items]
Percent of Total Investments	4.30%
A
Holdings [Line Items]
Percent of Total Investments	3.60%
A-
Holdings [Line Items]
Percent of Total Investments	13.60%
BBB+
Holdings [Line Items]
Percent of Total Investments	4.40%
BBB
Holdings [Line Items]
Percent of Total Investments	0.50%
Not Rated
Holdings [Line Items]
Percent of Total Investments	31.50%